LITIGATION	12 Months Ended
Sep. 30, 2013
LITIGATION
LITIGATION

NOTE 10: LITIGATION

We are subject to legal proceedings and claims which arise in the ordinary course of business. In the opinion of management, the amount of ultimate liability with respect to these actions will not have a material adverse effect on the financial position, results of operations or cash flow.